Acquisitions and disposals (Tables)	12 Months Ended
Mar. 31, 2020
Disposals
Schedule of aggregate cash consideration in respect of purchase of interests in subsidiaries, net of cash acquired

	2020	2019
	€m	€m
Cash consideration paid
European Liberty Global Assets	10,313	—
Other acquisitions during the period	108	61
Net cash acquired	(126)	26
	10,295	87

Schedule of details of disposals

€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1	Includes Right-of-use assets.
2	Includes €59 million of recycled foreign exchange losses.
3	Recorded within Other income and expense in the consolidated income statement.

Vodafone India (excluding interest in Indus Towers)
Disposals
Schedule of details of disposals

€m
Other intangible assets	(6,138)
Property, plant and equipment	(3,091)
Trade and other receivables	(1,572)
Other investments	(6)
Cash and cash equivalents[3]	(751)
Current and deferred taxation	(2,790)
Short and long-term borrowings	7,896
Trade and other payables	1,669
Provisions	720
Net assets contributed into Vodafone Idea	(4,063)
Fair value of investment in Vodafone Idea[2]	2,467
Net cash proceeds arising from the transaction[3]	320
Other effects[1]	(2,144)
Net loss on formation of Vodafone Idea[2]	(3,420)

Notes:

1	Includes €2,079 million of recycled foreign exchange losses.
2	Includes a loss of €603 million related to the re-measurement of our retained interest in Vodafone Idea.
3	Included in Disposal of interests in subsidiaries, net of cash disposed within the consolidated statement of cash flows.

Infrastructure Wireless Italiane S.P.A. Discontinued Operations
Disposals
Schedule of details of disposals

€m
Goodwill	(1,320)
Property, plant and equipment[1]	(548)
Trade and other receivables	(164)
Current and deferred taxation	44
Short and long-term borrowings	270
Trade and other payables	79
Provisions	40
Net assets contributed into INWIT	(1,599)
Fair value of investment in INWIT[2]	3,559
Net cash proceeds arising from the transaction	2,140
Restriction of gain (note 20)	(744)
Net gain on formation[3]	3,356

Notes:

1	Includes Right-of-use assets.
2

The fair value of €3,559 million comprises an investment of €3,345 million recorded within Investments in associates and joint ventures (note 12) and a dividend receivable of €214 million, recorded within Other receivables (note 14).

3	Recorded within Other income and expense in the consolidated income statement.

European Liberty Global assets
Disposals
Schedule of provisional purchase price allocation

Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2	Includes Right-of-use assets.
3	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4	Transaction costs of €46 million were charged to Other income and expense in the consolidated income statement in the year ended 31 March 2020.